GOING CONCERN UNCERTAINITY (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 39,993		$ 757	$ 735	$ 757
Current assets	86,505		757	3,410	$ 757
Current liabilities	4,822,809		4,373,037	4,025,359
Accumulated deficit	8,779,836		7,776,354	7,043,784
Cash from operating activities	$ 236,418	$ 34,639	$ 131,453	$ 959